Secured Convertible Notes	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Secured Convertible Notes	Secured Convertible Notes
There was no debt as of December 31, 2023. Debt as of June 30, 2024 is as follows:

June 30, 2024
Secured Convertible Notes	$36,430
Less: Current portion	—
Total non-current debt	$36,430

On April 12, 2024, the Company, Nettar and the Holder Representative entered into a Note Purchase Agreement with the Purchaser, pursuant to which Nettar agreed to issue $30.0 million aggregate principal amount of Secured Convertible Notes to the Purchaser. The net proceeds from the issuance of the Secured Convertible Notes, after deducting transaction fees and other debt issuance costs, was approximately $27.6 million. The Secured Convertible Notes initially bear interest at a rate of SOFR plus 6.50% per annum 11.7% as of June 30, 2024), subject to an additional 4.0% per annum if certain events of default occur and are continuing. The Secured Convertible Notes are guaranteed by the Company and each of the Company’s material subsidiaries (other than Nettar), and are secured by substantially all of the Company’s and its subsidiaries’ assets (including all of its intellectual property). Nettar may issue additional Secured Convertible Notes under the terms thereof, provided the aggregate principal outstanding amount does not exceed $50.0 million.

The Secured Convertible Notes are convertible into shares of the Company’s Class A Ordinary Shares at an initial conversion price of $1.20 (or 833 Class A Ordinary Shares per $1,000 principal amount of Secured Convertible Notes), subject to customary anti-dilution adjustments. The Company’s ability to settle conversions using the Company’s Class A Ordinary Shares is subject to CFIUS Approval (as defined in the Note Purchase Agreement).

Unless this Note has been previously settled or converted in accordance with the other features mentioned within agreement, the entire outstanding principal balance and all unpaid accrued interest shall become fully due and payable on the Maturity Date, April 12, 2028.

In the event of an asset sale by the Company (outside the ordinary course of business) or an insurance or condemnation event that results in net proceeds to the Company in excess of $2.0 million Nettar will be required to offer to prepay the Secured Convertible Notes up to the amount of such proceeds at par (unless such proceeds are used to purchase comparable assets within six months). In the event the Secured Convertible Notes are accelerated as a result of an event of default, Nettar must pay a pre-payment penalty equal to 5% of the greater of (i) the outstanding principal amount and (ii) the then-prevailing conversion value. In connection with a change of control of the Company (including delisting of the Company’s Class A Ordinary Shares), the holder has the right to require the Company to repurchase the Secured Convertible Notes for cash at a price equal to the greater of (i) 105% of the redemption value of the Secured Convertible Notes or (ii) 105% of the then-prevailing conversion value, plus accrued but unpaid interest thereon, as well as any other amounts owed (the “Put Price”). Nettar also has the right to repurchase or force-convert the Secured Convertible Notes in connection with a full acquisition of the Company at the Put Price.

The Secured Convertible Notes contain certain restrictive covenants, including restrictions on (i) incurring indebtedness, subject to certain exceptions, (including the ability to issue additional Secured Convertible Notes; provided the aggregate principal outstanding amount does not exceed $50.0 million), (ii) creating certain liens, subject to certain exceptions, (iii) the payment of dividends or other restricted payments, (iv) the sale, transfer or otherwise conveyance of certain assets, subject to asset sale pre-payment described above, and (v) affiliate transactions.

In connection with the offering, the Company also entered into (i) a side letter with the Purchaser, pursuant to which the Purchaser will be entitled to pre-emptive rights, in order to maintain its as-converted ownership percentage on the same basis as new capital raised and (ii) a registration rights agreement with the Purchaser, pursuant to which the Company agreed to register for resale the Class A Ordinary Shares issuable upon conversion of the Secured Convertible Notes.
The Company has elected to measure its Secured Convertible Notes at fair value and accordingly recognized $2.4 million of debt issuance costs as incurred at the time of issuance in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss. The Secured Convertible Notes had a fair value of $36.4 million compared to a principal amount of $30.0 million at June 30, 2024.

The Company presents changes in fair value of the Secured Convertible Notes during the period as follows: (1) changes in fair value attributable to the Company’s own credit risk are presented within Accumulated other comprehensive loss on the Condensed Consolidated Balance Sheets and as a component of Other comprehensive loss on the Condensed Consolidated Statements of Operations and Comprehensive Loss; and (2) other fair value changes are presented within Change in fair value of financial instruments on the Consolidated Statements of Operations and Comprehensive Loss.